Result for the Year - Deferred Tax Asset (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 171	$ 127	[1]	$ 31	[1]
Deferred tax assets including intangible assets	(193)	(203)		31
Share-based instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	52	38		5
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16	16		16
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(410)	(409)		(9)
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30	9		3
Tax losses and credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	48		0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 86	$ 95		$ 16

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.